Portfolio Quality Indicators (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Commercial	$ 47,130	$ 35,387
Commercial Real Estate	144,144	148,052
Residential	73,623	61,765
Installment	31,585	39,243
Total	296,482	284,447
Pass Grade
Financing Receivable, Recorded Investment [Line Items]
Commercial	43,364	31,320
Commercial Real Estate	133,402	133,949
Residential	73,623	61,590
Installment	31,585	39,161
Total	281,974	266,020
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Commercial	2,698	2,930
Commercial Real Estate	3,005	3,500
Residential	0	175
Installment	0	5
Total	5,703	6,610
Substandard
Financing Receivable, Recorded Investment [Line Items]
Commercial	1,068	882
Commercial Real Estate	7,737	6,924
Residential	0	0
Installment	0	77
Total	8,805	7,883
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Commercial	0	255
Commercial Real Estate	0	3,679
Residential	0	0
Installment	0	0
Total	$ 0	$ 3,934